Subsequent Events - Convert Registration Rights Agreement (Details) - New Adagio Convertible Notes - Subsequent events	Feb. 13, 2024
Commitments and Contingencies
Threshold period to file registration statement after the closing date	45 days
Threshold period to amend or file a new registration statement from insufficient registration amount	15 days
Percentage of the Original Amount Payable for Delay or Reduction in the Ability to Sell the Underlying Shares	1.00%